Debt - Additional Information (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Weighted average interest rate on short-term financing	4.10%	2.10%
Outstanding letters of credit and guarantees	$ 147.0	$ 175.3
Weighted average interest rate on long-term debt	4.50%	4.84%